INCOME AND EXPENSES ITEMS - Summary of Finance Costs and Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest on loans and borrowings	$ 1,628	$ 2,083	$ 2,301
Interest on leases liabilities	138	85	98
Total interest expenses	1,766	2,168	2,399
Bank charges	147	136	128
Total finance costs	1,913	2,304	2,527
Interest income	145	208	205
Total finance income	$ 145	$ 208	$ 205